CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 244,497	$ 184,835
Restricted cash	12,055	12,935
Margin deposits (Note 12)	5,617	0
Accounts receivable, net	38,741	40,342
Capitalized voyage expenses	895	505
Due from related companies (Note 2)	22,711	20,113
Advances and other	16,736	23,282
Vessels held for sale (Note 4)	22,750	100,277
Inventories	14,865	13,032
Prepaid insurance and other	2,375	895
Current portion of financial instruments-Fair value (Note 7,12)	1,486	798
Total current assets	382,728	397,014
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 7,12)	730	287
RIGHT OF USE ASSET UNDER OPERATING LEASES (Note 4)	61,890	21,428
LONG TERM RECEIVABLE (Note 4)	22,852	13,000
FIXED ASSETS (Note 4)
Advances for vessels under construction	63,671	61,475
Vessels	3,597,877	3,610,590
Accumulated depreciation	(996,660)	(977,339)
Vessels’ Net Book Value	2,601,217	2,633,251
Total fixed assets	2,664,888	2,694,726
DEFERRED CHARGES, net (Note 5)	22,883	27,648
Total assets	3,155,971	3,154,103
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	183,661	235,513
Payables	33,336	36,611
Due to related companies (Note 2)	7,277	7,702
Accrued liabilities	41,552	50,873
Unearned revenue (Note 3)	15,023	12,067
Current portion of obligations under operating lease (Note 4)	18,283	7,534
Current portion of financial instruments - Fair value (Note 7,12)	18,220	3,900
Total current liabilities	317,352	354,200
LONG-TERM DEBT, net of current portion (Note 6)	1,276,878	1,298,783
LONG-TERM OBLIGATIONS UNDER OPERATING LEASE (Note 4)	43,607	13,894
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 7,12)	38,663	14,907
STOCKHOLDERS’ EQUITY (Note 8):
Preferred shares	18,640	18,650
Common shares, $ 5.00 par value; 35,000,000 shares authorized at June 30, 2020 and December 31, 2019; 19,194,615 shares issued and 18,781,082 shares outstanding at June 30, 2020 and 19,015,721 shares issued and outstanding at December 31, 2019, respectively	95,973	95,079
Additional paid-in capital	994,597	992,020
Cost of treasury stock	(5,071)	0
Accumulated other comprehensive loss	(42,673)	(18,353)
Retained earnings	390,537	364,000
Total Tsakos Energy Navigation Limited stockholders’ equity	1,452,003	1,451,396
Non-controlling Interest	27,468	20,923
Total stockholders’ equity	1,479,471	1,472,319
Total liabilities and stockholders’ equity	$ 3,155,971	$ 3,154,103